Segment Financial Information - Schedule of Accounting Reconciliations Between Individual and Consolidated Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Total consolidated sales	$ 1,681,119,150	$ 85,410,135	$ 1,397,029,719	$ 1,074,093,232
Total consolidated net (loss) income	(180,419,837)	$ (9,166,323)	(280,850,619)	(191,144,342)
Total consolidated assets	2,075,197,268		2,132,002,114		$ 105,431,479
Total consolidated liabilities	3,534,602,700		3,634,354,499		$ 179,577,333
Exploration and production [member]
Disclosure of operating segments [line items]
Total consolidated sales	879,485,331		762,637,362	616,380,615
Total consolidated operating income (loss)	485,899,779		193,862,563	501,862,911
Total consolidated net (loss) income	8,146,689		(151,037,384)	(45,878,653)
Total consolidated assets	2,132,551,464		2,058,036,405
Total consolidated liabilities	2,588,734,248		2,570,412,397
Exploration and production [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales	910,443,812		762,637,362	616,380,615
Total consolidated operating income (loss)	488,151,914		194,814,292	503,679,153
Total consolidated net (loss) income	(5,867,212)		(150,388,699)	(44,069,001)
Total consolidated assets	2,161,126,244		2,084,553,745
Total consolidated liabilities	2,588,734,248		2,570,412,397
Exploration and production [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated sales	(30,958,481)
Total consolidated operating income (loss)	(30,958,481)
Total consolidated net (loss) income	(30,958,481)
Total consolidated assets	1,557,729		858,094
Exploration and production [member] | unrealized Gain due to Production Cost Valuation of Inventory [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)	(596,889)		(496,329)	(273,237)
Total consolidated net (loss) income	(596,889)		(496,329)	(273,237)
Total consolidated assets	(4,254,421)		(3,657,242)
Exploration and production [member] | Capitalized Refined Products [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)	(1,774,227)		(574,381)	(1,661,986)
Total consolidated net (loss) income	(1,774,227)		(574,381)	(1,661,986)
Total consolidated assets	(1,774,227)		(574,381)
Exploration and production [member] | Amortization of Capitalized Interest [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)	118,981		118,981	118,981
Total consolidated net (loss) income	118,981		118,981	118,981
Total consolidated assets	118,981		118,981
Exploration and production [member] | Depreciation of Revaluated Assets [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)	30,958,481
Total consolidated net (loss) income	30,958,481
Total consolidated assets	(23,660,467)		(22,503,168)
Exploration and production [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income	(27,342)		303,044	6,590
Total consolidated assets	(562,375)		(759,624)
Industrial transformation [member]
Disclosure of operating segments [line items]
Total consolidated sales	1,103,101,757		1,013,933,366	770,749,995
Total consolidated operating income (loss)	(60,894,495)		(70,231,195)	(65,526,560)
Total consolidated net (loss) income	(57,048,514)		(55,786,663)	(69,865,290)
Total consolidated assets	522,008,683		857,196,307
Total consolidated liabilities	684,887,066		1,077,108,749
Industrial transformation [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales	1,105,255,786		1,015,157,118	771,597,427
Total consolidated operating income (loss)	(70,799,130)		(59,989,652)	(60,347,367)
Total consolidated net (loss) income	(65,286,932)		(44,599,751)	(61,639,067)
Total consolidated assets	567,768,812		912,770,881
Total consolidated liabilities	689,306,996		1,081,528,677
Industrial transformation [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated sales	(2,154,029)		(1,223,752)	(847,432)
Total consolidated operating income (loss)	(2,154,029)		(1,223,752)	(847,432)
Total consolidated net (loss) income	(2,154,029)		(1,223,752)	(847,432)
Total consolidated assets	(7,544,007)		(5,389,977)
Total consolidated liabilities	(4,419,930)		(4,419,928)
Industrial transformation [member] | unrealized Gain due to Production Cost Valuation of Inventory [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)	12,058,664		(9,017,791)	3,572,498
Total consolidated net (loss) income	12,058,664		(9,017,791)	3,572,498
Total consolidated assets	(30,320,566)		(42,379,229)
Industrial transformation [member] | Capitalized Refined Products [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)				(7,904,259)
Total consolidated net (loss) income				(7,904,259)
Industrial transformation [member] | Amortization of Capitalized Interest [member]
Disclosure of operating segments [line items]
Total consolidated assets	8,123		8,124
Industrial transformation [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income	(1,666,217)		(945,369)	(3,047,030)
Total consolidated assets	(7,903,679)		(7,813,492)
Cogeneration and services [member]
Disclosure of operating segments [line items]
Total consolidated sales			448,988	184,434
Total consolidated operating income (loss)	1,788		(72,358)	(22,645)
Total consolidated net (loss) income	1,789		(92,093)	(34,700)
Total consolidated assets			179,807
Total consolidated liabilities			531,580
Cogeneration and services [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales			448,988	184,434
Total consolidated operating income (loss)	1,788		(72,358)	(22,645)
Total consolidated net (loss) income	1,789		(358,862)	(381,214)
Total consolidated assets			179,807
Total consolidated liabilities			531,580
Cogeneration and services [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income			266,769	346,514
Drilling and services [member]
Disclosure of operating segments [line items]
Total consolidated sales	3,612,808		3,442,197	2,051,866
Total consolidated operating income (loss)	200,297		2,053,796	1,516,048
Total consolidated net (loss) income	217,252		1,265,560	(142,404)
Total consolidated assets	26,745,763		26,220,749
Total consolidated liabilities	13,701,865		13,886,425
Drilling and services [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales	8,716,657		6,679,132	6,263,093
Total consolidated operating income (loss)	406,574		882,692	1,271,202
Total consolidated net (loss) income	971,701		345,913	(387,250)
Total consolidated assets	28,400,765		28,256,876
Total consolidated liabilities	12,328,030		13,186,297
Drilling and services [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated sales	(5,103,849)		(3,236,935)	(4,211,227)
Total consolidated operating income (loss)	(5,103,849)		(3,236,935)	(4,211,227)
Total consolidated net (loss) income	(5,103,849)		(3,236,935)	(4,211,227)
Total consolidated liabilities	1,373,835		700,128
Drilling and services [member] | unrealized Gain due to Production Cost Valuation of Inventory [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)	4,537,200		2,932,663	3,815,371
Total consolidated net (loss) income	3,799,980		2,932,663	3,815,371
Drilling and services [member] | Depreciation of Revaluated Assets [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)	360,372		1,475,376	640,702
Total consolidated net (loss) income	549,420		1,223,919	640,702
Total consolidated assets	(1,655,002)		(2,036,127)
Logistics [member]
Disclosure of operating segments [line items]
Total consolidated sales	68,380,791		74,386,812	71,130,845
Total consolidated operating income (loss)	(66,347,429)		(8,207,341)	(18,801,854)
Total consolidated net (loss) income	(62,575,557)		(833,949)	(10,018,145)
Total consolidated assets	115,441,065		191,895,993
Total consolidated liabilities	41,750,914		56,706,251
Logistics [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales	68,380,791		74,386,812	71,130,845
Total consolidated operating income (loss)	(97,029,061)		(61,696,313)	(25,701,065)
Total consolidated net (loss) income	(85,357,751)		(40,300,942)	(16,917,356)
Total consolidated assets	176,047,827		276,537,764
Total consolidated liabilities	41,750,914		56,706,251
Logistics [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated assets	7,184		7,183
Logistics [member] | Depreciation of Revaluated Assets [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)	30,681,632		53,488,972	6,899,211
Total consolidated net (loss) income	22,781,528		39,466,660	6,899,211
Total consolidated assets	(60,523,859)		(84,557,831)
Logistics [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income	666		333
Total consolidated assets	(90,087)		(91,123)
Fertilizers [member]
Disclosure of operating segments [line items]
Total consolidated sales	3,003,968		4,768,310	4,775,775
Total consolidated operating income (loss)	(4,854,038)		(4,040,343)	(1,614,360)
Total consolidated net (loss) income	(5,329,743)		(4,270,024)	(1,659,482)
Total consolidated assets	6,960,739		8,923,456
Total consolidated liabilities	9,791,235		6,556,050
Fertilizers [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales	3,051,428		4,795,196	4,775,775
Total consolidated operating income (loss)	(5,162,552)		(7,148,431)	(2,877,725)
Total consolidated net (loss) income	(6,248,709)		(8,616,130)	(7,820,835)
Total consolidated assets	10,018,775		17,689,305
Total consolidated liabilities	9,791,235		6,556,050
Fertilizers [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated sales	(47,460)		(26,886)
Total consolidated operating income (loss)	(47,460)		(26,886)
Total consolidated net (loss) income	(47,460)		(26,886)
Total consolidated assets	(26,886)
Fertilizers [member] | unrealized Gain due to Production Cost Valuation of Inventory [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)				905,910
Total consolidated net (loss) income				905,910
Total consolidated assets	(47,460)		(26,886)
Fertilizers [member] | Depreciation of Revaluated Assets [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)	355,974		3,134,974	357,455
Total consolidated net (loss) income	355,974		3,134,974	357,455
Total consolidated assets	(1,801,679)		(2,165,068)
Fertilizers [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income	610,452		1,238,018	4,897,988
Total consolidated assets	(1,182,011)		(6,573,895)
Ethylene [member]
Disclosure of operating segments [line items]
Total consolidated sales	14,457,543		14,214,138	17,217,131
Total consolidated operating income (loss)	(3,458,598)		(1,475,389)	2,037,855
Total consolidated net (loss) income	(4,986,112)		(1,441,726)	2,096,614
Total consolidated assets	26,109,044		23,142,045
Total consolidated liabilities	6,860,065		2,308,890
Ethylene [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales	14,457,543		14,214,138	17,217,131
Total consolidated operating income (loss)	(9,520,020)		(4,698,838)	(3,504,812)
Total consolidated net (loss) income	(6,144,326)		(5,866,542)	(3,780,706)
Total consolidated assets	31,365,663		35,498,783
Total consolidated liabilities	6,860,065		2,308,890
Ethylene [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated assets	(5,304)		(5,303)
Ethylene [member] | unrealized Gain due to Production Cost Valuation of Inventory [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)				(2,163)
Total consolidated net (loss) income				(2,163)
Ethylene [member] | Depreciation of Revaluated Assets [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)	6,061,422		3,223,449	5,544,830
Total consolidated net (loss) income	4,615,220		3,223,449	5,544,830
Total consolidated assets	(5,186,318)		(9,522,686)
Ethylene [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income	(3,457,006)		1,201,367	334,653
Total consolidated assets	(64,997)		(2,828,749)
Trading Companies [member]
Disclosure of operating segments [line items]
Total consolidated sales	844,550,208		1,047,798,923	800,647,630
Total consolidated operating income (loss)	4,980,058		14,167,893	18,982,482
Total consolidated net (loss) income	4,778,083		12,045,101	11,166,750
Total consolidated assets	166,666,973		186,808,899
Total consolidated liabilities	102,280,146		116,842,880
Trading Companies [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales	844,550,208		1,047,874,453	800,979,076
Total consolidated operating income (loss)	4,913,736		14,490,017	19,526,997
Total consolidated net (loss) income	4,711,761		5,200,268	11,711,265
Total consolidated assets	177,684,447		195,538,239
Total consolidated liabilities	104,239,692		116,648,398
Trading Companies [member] | unrealized Intersegment Sales [member]
Disclosure of operating segments [line items]
Total consolidated sales			(75,530)	(331,446)
Total consolidated operating income (loss)			(75,530)	(331,446)
Total consolidated net (loss) income			(75,530)	(331,446)
Total consolidated assets	(408,060)		(408,059)
Total consolidated liabilities	(1,959,546)		194,482
Trading Companies [member] | unrealized Gain due to Production Cost Valuation of Inventory [member]
Disclosure of operating segments [line items]
Total consolidated operating income (loss)	66,322		(246,594)	(213,069)
Total consolidated net (loss) income	66,322		(246,594)	(213,069)
Total consolidated assets	(9,339,859)		(7,163,664)
Trading Companies [member] | Depreciation of Revaluated Assets [member]
Disclosure of operating segments [line items]
Total consolidated assets	(424,850)		(424,849)
Trading Companies [member] | Equity Method Elimination [member]
Disclosure of operating segments [line items]
Total consolidated net (loss) income			7,166,957
Total consolidated assets	(844,705)		(732,768)
Corporate and other operating subsidiary companies [member]
Disclosure of operating segments [line items]
Total consolidated sales	132,655,779		83,017,684	53,803,095
Total consolidated operating income (loss)	10,658,746		(21,628,448)	(14,909,525)
Total consolidated net (loss) income	(172,576,873)		(292,266,613)	(194,251,296)
Total consolidated assets	2,348,866,917		2,111,740,734
Total consolidated liabilities	3,779,469,221		3,587,988,971
Corporate and other operating subsidiary companies [member] | By segment [member]
Disclosure of operating segments [line items]
Total consolidated sales	132,655,779		83,017,684	53,803,095
Total consolidated operating income (loss)	10,658,746		(21,628,448)	(14,909,525)
Total consolidated net (loss) income	(172,576,873)		(292,266,613)	$ (194,251,296)
Total consolidated assets	2,348,486,917		2,111,740,734
Total consolidated liabilities	$ 3,779,469,221		$ 3,587,988,971